Commitments and Contingencies (FY) (Details) - USD ($)		1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2021	Dec. 22, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Gross proceeds				$ 6,986,250	$ 6,986,250
Business combination, percentage				3.68%	3.68%
Business combination percentage				3.68%	3.68%
Cash percentage				27.50%	27.50%
Equity percentage				72.50%	72.50%
Fair value	$ 3,570,576	$ 3,570,576
Exercisable per share				$ 11.5	$ 11.5
Warrants term				5 years	5 years
Pre transaction equity value				$ 155,000,000	$ 155,000,000
Exchange ratio				155,000,000	155,000,000
Price per share (in Dollars per share)	$ 10.1	$ 10.1			$ 11.5
Aggregate additional				$ 3,875,000	$ 3,875,000
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares units			4,743,750
Price per share (in Dollars per share)	11.5	11.5		$ 10	$ 10
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares units				2,475,000	2,475,000
Underwriting discount				1.82%	1.82%
Gross proceeds				$ 3,450,000	$ 3,450,000
Price per share (in Dollars per share)	$ 10.1	$ 10.1
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters	450,000	450,000
Warrants				74,250	74,250
Aggregate exercise price				$ 6,546,375	$ 6,546,375
I-Bankers and Dawson James [Member]
Commitments and Contingencies (Details) [Line Items]
Shares of common stock	37,500	37,500
Warrants underwriters				569,250	569,250